Loan commitments and financial guarantees contracts - Remaining maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loan commitments and financial guarantee contracts	$ 564,898	$ 493,372
Due within 1 year
Loan commitments and financial guarantee contracts	419,015	424,744
From 1 to 2 years
Loan commitments and financial guarantee contracts	75,883	8,628
From 2 to 5 years [member]
Loan commitments and financial guarantee contracts	$ 70,000	$ 60,000